Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 16,720	$ 13,641
Amortized cost	116,814	106,590
FVOCI Securities	62,828	43,561
Gains (losses) on financial assets at fair value through profit or loss that were designated	(282)	(1,954)
Realized gains from fair value through other comprehensive income securities	0	0
Interest and dividend income	$ 454	397
Bottom of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	20.00%
Top of range [member]
Disclosure of financial assets [line items]
Company own voting rights of shares	50.00%
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 116,814	106,590
FVOCI Securities	62,668	43,408
Allowance for credit losses of amortized cost	3	3
Allowance for credit losses of FVOCI securities	3	3
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	6,729	4,410
Assets recognised	808	244
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 9,991	$ 9,231